Tax, Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Temporary differences
Deferred tax charged/(credited) to profit or loss	$ (676)	$ (1,141)		$ 1,684
Deferred tax assets, set off temporary differences	(41,658)	(5,762)
Deferred tax liabilities, set off temporary differences	(41,658)	(5,762)
Deferred tax charged/(credited) to profit or loss, set off temporary differences	0	0
Net deferred tax assets	0	0
Net deferred tax liabilities	8,837	9,513	[1]
Net deferred tax charged/(credited) to profit or loss	(676)	(1,141)
Temporary differences [member]
Temporary differences
Deferred tax assets	41,658	5,762
Deferred tax liabilities	50,495	15,275
Deferred tax charged/(credited) to profit or loss	(676)	(1,141)
Deferred income [Member]
Temporary differences
Deferred tax assets	0	1,319
Deferred tax liabilities	0	0
Deferred tax charged/(credited) to profit or loss	1,319	(21)
Property, plant and equipment [Member]
Temporary differences
Deferred tax assets	0	0
Deferred tax liabilities	50,495	15,275
Deferred tax charged/(credited) to profit or loss	35,220	(31,404)
Provisions [Member]
Temporary differences
Deferred tax assets	4,309	519
Deferred tax liabilities	0	0
Deferred tax charged/(credited) to profit or loss	(3,790)	7,371
Tax losses [Member]
Temporary differences
Deferred tax assets	37,040	3,600
Deferred tax liabilities	0	0
Deferred tax charged/(credited) to profit or loss	(33,440)	22,165
Other [Member]
Temporary differences
Deferred tax assets	309	324
Deferred tax liabilities	0	0
Deferred tax charged/(credited) to profit or loss	$ 15	$ 748

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.